Notes Payable and Lines of Credit (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Notes Payable [Abstract]
Schedule of Notes and lines of credit payable
Lines of credit consist of the following:

	As of March 31,
	2017	2016
Hendel $100,000 revolving line of credit due to financial institution, bore interest at prime plus 4.5% (8.5% and 8.00%, respectively, interest only payable monthly and matured on March 31, 2017 (Deconsolidated - see Note 1).	$-	$88,764

BAHA $150,000 line of credit due to a financial institution, bears interest at prime rate plus 3% (7.0% and 6.50%, respectively), interest only payable monthly and matured in March 2017, currently due on demand.	62,500	100,000

	$62,500	$188,764

Schedule of Interest Expense Associated with Notes Payable	Interest expense associated with the lines of credit amounted to the following:
	Three Months Ended June 30,
	2017	2016

Interest expense for lines of credit	$584	$2,659

The Company drew down the full amount of the Revolving Loan on October 23, 2014 (see Note 7).

	For The Years Ended March 31,
	2017	2016
Interest expense	$82,905	$323,708
Amortization of loan fees and discount, net of out of period adjustment (Note 12)	-	(141,066)

	$82,905	$182,642